Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended	6 Months Ended	12 Months Ended
	May 23, 2012	Dec. 31, 2013 CompensationPlan	Dec. 31, 2012	Dec. 31, 2011	Apr. 07, 2012 Common Stock - Class A [Member]	May 23, 2012 Dean Foods Net Investment [Member] Person	Jun. 30, 2014 Dean Foods Net Investment [Member] Person	Dec. 31, 2013 Dean Foods Net Investment [Member] Person
Summary Of Significant Accounting Policies [Line Items]
Number of defined benefit pension plans		4
Stock reserved for issuance					20
Number of directors and employees whose equity-based awards were converted into Class A common stock						162	162	162
Incremental expense	$ 0
Credit terms to customers		10 days
Advertising expense		169,500,000	172,600,000	138,900,000
Prepaid advertising		300,000	1,300,000
Shipping and handling cost		247,500,000	214,100,000	171,900,000
Accrued liabilities related to retained risk based on claims		3,000,000	1,900,000
Research and development expense		13,400,000	12,300,000	11,100,000
Tax provision for accumulated foreign earnings		0
Accumulated foreign earnings		$ 123,200,000